Derivative Instruments - Fair Values of Foreign Exchange Forward and Option Contracts not Designated as Hedging Instruments Reported in the Consolidated Balance Sheets (Details) (USD $)
In Millions, unless otherwise specified
	Sep. 27, 2013	Sep. 28, 2012
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	$ 17	$ 21
Fair value of derivative liabilities	39	30
Prepaid expenses and other current assets
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	7	14
Fair value of derivative liabilities	1	3
Accrued and other current liabilities
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	10	7
Fair value of derivative liabilities	$ 38	$ 27